Shareholder Report, Holdings (Details)	Oct. 31, 2024
YieldMax AMD Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
YieldMax AMD Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
YieldMax AMD Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
YieldMax AMD Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
YieldMax AMD Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/15/2024; Exercise Price: $165.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $165.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $160.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 11/08/2024; Exercise Price: $157.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax AMD Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax AMD Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
YieldMax AMD Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.70%
YieldMax AMD Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax AMD Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
YieldMax ABNB Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
YieldMax ABNB Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
YieldMax ABNB Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
YieldMax ABNB Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
YieldMax ABNB Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 12/20/2024; Exercise Price: $130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 11/01/2024; Exercise Price: $141.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $155.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $152.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 11/08/2024; Exercise Price: $142.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
YieldMax ABNB Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax ABNB Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
YieldMax ABNB Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.70%
YieldMax ABNB Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
YieldMax ABNB Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
YieldMax AI Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
YieldMax AI Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
YieldMax AI Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
YieldMax AI Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
YieldMax AI Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/15/2024; Exercise Price: $25.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $30.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $29.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $26.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 11/08/2024; Exercise Price: $27.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax AI Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax AI Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
YieldMax AI Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
YieldMax AI Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax AI Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax AMZN Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
YieldMax AMZN Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
YieldMax AMZN Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
YieldMax AMZN Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
YieldMax AMZN Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 11/15/2024; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
YieldMax AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 11/01/2024; Exercise Price: $207.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 11/01/2024; Exercise Price: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 11/15/2024; Exercise Price: $185.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
YieldMax AMZN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax AMZN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
YieldMax AMZN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
YieldMax AMZN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax AMZN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
YieldMax AAPL Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
YieldMax AAPL Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
YieldMax AAPL Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
YieldMax AAPL Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
YieldMax AAPL Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 12/20/2024; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 11/01/2024; Exercise Price: $245.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 11/01/2024; Exercise Price: $237.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 12/20/2024; Exercise Price: $225.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax AAPL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax AAPL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax AAPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
YieldMax AAPL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax AAPL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(TM) BABA Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
YieldMax(TM) BABA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
YieldMax(TM) BABA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
YieldMax(TM) BABA Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
YieldMax(TM) BABA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/15/2024; Exercise Price: $110.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $103.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[6]
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $100.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[6]
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/08/2024; Exercise Price: $103.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[6]
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 11/01/2024; Exercise Price: $101.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(TM) BABA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(TM) BABA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
YieldMax(TM) BABA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
YieldMax(TM) BABA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(TM) BABA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
YieldMax COIN Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
YieldMax COIN Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
YieldMax COIN Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
YieldMax COIN Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
YieldMax COIN Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/15/2024; Exercise Price: $215.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 12/20/2024; Exercise Price: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $235.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/08/2024; Exercise Price: $232.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax COIN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax COIN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.40%)
YieldMax COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.60%
YieldMax COIN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMax COIN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
YieldMaxTM Short TSLA Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
YieldMaxTM Short TSLA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
YieldMaxTM Short TSLA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 12/20/2024; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/01/2024; Exercise Price: $247.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/01/2024; Exercise Price: $235.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $245.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.90%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMaxTM Short TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.60%
YieldMaxTM Short TSLA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMaxTM Short TSLA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMaxTM Short TSLA Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
YieldMaxTM Short NVDA Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
YieldMaxTM Short NVDA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
YieldMaxTM Short NVDA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
YieldMaxTM Short NVDA Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
YieldMaxTM Short NVDA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $120.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $107.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $160.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $128.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/15/2024; Exercise Price: $107.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
YieldMaxTM Short NVDA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
YieldMaxTM Short NVDA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMaxTM Short NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
YieldMaxTM Short NVDA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMaxTM Short NVDA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
YieldMaxTM Short NVDA Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax DIS Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
YieldMax DIS Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
YieldMax DIS Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
YieldMax DIS Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
YieldMax DIS Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 12/20/2024; Exercise Price: $90.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 11/01/2024; Exercise Price: $99.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 11/08/2024; Exercise Price: $99.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[9]
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 11/01/2024; Exercise Price: $97.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 12/20/2024; Exercise Price: $90.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
YieldMax DIS Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax DIS Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
YieldMax DIS Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
YieldMax DIS Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
YieldMax DIS Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
YieldMax META Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
YieldMax META Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
YieldMax META Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
YieldMax META Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
YieldMax META Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $555.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $645.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $592.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 11/08/2024; Exercise Price: $600.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 12/20/2024; Exercise Price: $555.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax META Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax META Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax META Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
YieldMax META Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
YieldMax META Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
YieldMaxTM Short COIN Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
YieldMaxTM Short COIN Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
YieldMaxTM Short COIN Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
YieldMaxTM Short COIN Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
YieldMaxTM Short COIN Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $215.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $172.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 12/20/2024; Exercise Price: $330.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/01/2024; Exercise Price: $187.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 11/15/2024; Exercise Price: $215.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMaxTM Short COIN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMaxTM Short COIN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
YieldMaxTM Short COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.90%
YieldMaxTM Short COIN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMaxTM Short COIN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)
YieldMaxTM Short COIN Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
YieldMax Gold Miners Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
YieldMax Gold Miners Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
YieldMax Gold Miners Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
YieldMax Gold Miners Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
YieldMax Gold Miners Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMax Gold Miners Option Income Strategy ETF | Vaneck Gold Miners ETF, Expiration: 11/15/2024; Exercise Price: $40.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
YieldMax Gold Miners Option Income Strategy ETF | Vaneck Gold Miners ETF, Expiration: 11/08/2024; Exercise Price: $42.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax Gold Miners Option Income Strategy ETF | Vaneck Gold Miners ETF, Expiration: 11/08/2024; Exercise Price: $41.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax Gold Miners Option Income Strategy ETF | Vaneck Gold Miners ETF, Expiration: 11/15/2024; Exercise Price: $40.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
YieldMax Gold Miners Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax Gold Miners Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
YieldMax Gold Miners Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.10%
YieldMax Gold Miners Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax Gold Miners Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
YieldMax GOOGL Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
YieldMax GOOGL Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
YieldMax GOOGL Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
YieldMax GOOGL Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
YieldMax GOOGL Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $165.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/08/2024; Exercise Price: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 11/08/2024; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 12/20/2024; Exercise Price: $165.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
YieldMax GOOGL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax GOOGL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
YieldMax GOOGL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.60%
YieldMax GOOGL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
YieldMax GOOGL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
YieldMax JPM Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
YieldMax JPM Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
YieldMax JPM Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
YieldMax JPM Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
YieldMax JPM Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 12/20/2024; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/08/2024; Exercise Price: $230.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[10]
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 11/01/2024; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 12/20/2024; Exercise Price: $225.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
YieldMax JPM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax JPM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
YieldMax JPM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%
YieldMax JPM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
YieldMax JPM Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMax MRNA Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
YieldMax MRNA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
YieldMax MRNA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
YieldMax MRNA Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
YieldMax MRNA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/15/2024; Exercise Price: $54.00
Holdings [Line Items]
Percent of Net Asset Value	9.10%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $59.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $60.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/01/2024; Exercise Price: $55.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 11/08/2024; Exercise Price: $61.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax MRNA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax MRNA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
YieldMax MRNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.50%
YieldMax MRNA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
YieldMax MRNA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax MSFT Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
YieldMax MSFT Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
YieldMax MSFT Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
YieldMax MSFT Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
YieldMax MSFT Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 11/15/2024; Exercise Price: $430.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $437.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 11/01/2024; Exercise Price: $465.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 11/01/2024; Exercise Price: $452.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 11/08/2024; Exercise Price: $422.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax MSFT Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax MSFT Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
YieldMax MSFT Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
YieldMax MSFT Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax MSFT Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
YieldMax MSTR Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
YieldMax MSTR Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
YieldMax MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 11/15/2024; Exercise Price: $255.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
YieldMax MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $290.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
YieldMax MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $295.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
YieldMax MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $250.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[14]
YieldMax MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $260.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 11/01/2024; Exercise Price: $255.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 11/15/2024; Exercise Price: $255.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
YieldMax MSTR Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax MSTR Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
YieldMax MSTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
YieldMax MSTR Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
YieldMax MSTR Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
YieldMax NFLX Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
YieldMax NFLX Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
YieldMax NFLX Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
YieldMax NFLX Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
YieldMax NFLX Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $755.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 11/01/2024; Exercise Price: $770.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 12/20/2024; Exercise Price: $755.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax NFLX Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax NFLX Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax NFLX Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
YieldMax NFLX Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax NFLX Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
YieldMax NVDA Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
YieldMax NVDA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
YieldMax NVDA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
YieldMax NVDA Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
YieldMax NVDA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 12/20/2024; Exercise Price: $130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $147.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $149.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $139.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 11/08/2024; Exercise Price: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax NVDA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax NVDA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
YieldMax NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.80%
YieldMax NVDA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
YieldMax NVDA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
YieldMax Innovation Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
YieldMax Innovation Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
YieldMax Innovation Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
YieldMax Innovation Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
YieldMax Innovation Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 12/20/2024; Exercise Price: $45.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/08/2024; Exercise Price: $53.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 11/08/2024; Exercise Price: $50.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 12/20/2024; Exercise Price: $45.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
YieldMax Innovation Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax Innovation Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
YieldMax Innovation Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.80%
YieldMax Innovation Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
YieldMax Innovation Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMax(TM) PLTR Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
YieldMax(TM) PLTR Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
YieldMax(TM) PLTR Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
YieldMax(TM) PLTR Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
YieldMax(TM) PLTR Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 12/20/2024; Exercise Price: $39.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price: $47.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 11/08/2024; Exercise Price: $43.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 12/20/2024; Exercise Price: $39.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
YieldMax(TM) PLTR Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
YieldMax(TM) PLTR Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
YieldMax(TM) PLTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.30%
YieldMax(TM) PLTR Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
YieldMax(TM) PLTR Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
YieldMax PYPL Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
YieldMax PYPL Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
YieldMax PYPL Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
YieldMax PYPL Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
YieldMax PYPL Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 12/20/2024; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $83.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/01/2024; Exercise Price: $91.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 11/08/2024; Exercise Price: $80.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 12/20/2024; Exercise Price: $75.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
YieldMax PYPL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
YieldMax PYPL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
YieldMax PYPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.10%
YieldMax PYPL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
YieldMax PYPL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
YieldMax(TM) SMCI Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
YieldMax(TM) SMCI Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
YieldMax(TM) SMCI Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
YieldMax(TM) SMCI Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
YieldMax(TM) SMCI Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/08/2024; Exercise Price: $33.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $58.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $57.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $38.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[18]
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 11/01/2024; Exercise Price: $50.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(TM) SMCI Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(TM) SMCI Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
YieldMax(TM) SMCI Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.70%
YieldMax(TM) SMCI Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
YieldMax(TM) SMCI Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
YieldMax SNOW Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
YieldMax SNOW Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
YieldMax SNOW Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
YieldMax SNOW Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
YieldMax SNOW Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 12/20/2024; Exercise Price: $125.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/08/2024; Exercise Price: $123.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $124.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $122.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 11/01/2024; Exercise Price: $123.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[20]
YieldMax SNOW Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax SNOW Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
YieldMax SNOW Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.20%
YieldMax SNOW Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
YieldMax SNOW Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
YieldMax SQ Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
YieldMax SQ Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
YieldMax SQ Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
YieldMax SQ Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
YieldMax SQ Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax SQ Option Income Strategy ETF | Block, Inc., Expiration: 12/20/2024; Exercise Price: $65.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
YieldMax SQ Option Income Strategy ETF | Block, Inc., Expiration: 11/01/2024; Exercise Price: $80.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
YieldMax SQ Option Income Strategy ETF | Block, Inc., Expiration: 11/01/2024; Exercise Price: $78.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
YieldMax SQ Option Income Strategy ETF | Block, Inc., Expiration: 11/01/2024; Exercise Price: $74.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax SQ Option Income Strategy ETF | Block, Inc., Expiration: 12/20/2024; Exercise Price: $65.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
YieldMax SQ Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax SQ Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
YieldMax SQ Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
YieldMax SQ Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
YieldMax SQ Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax TSLA Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
YieldMax TSLA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
YieldMax TSLA Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
YieldMax TSLA Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
YieldMax TSLA Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $255.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $275.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $245.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $245.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 11/08/2024; Exercise Price: $260.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax TSLA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax TSLA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
YieldMax TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.50%
YieldMax TSLA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax TSLA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
YieldMax(TM) TSM Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
YieldMax(TM) TSM Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
YieldMax(TM) TSM Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
YieldMax(TM) TSM Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
YieldMax(TM) TSM Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/15/2024; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $207.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $205.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/08/2024; Exercise Price: $200.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(TM) TSM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax(TM) TSM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
YieldMax(TM) TSM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.60%
YieldMax(TM) TSM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
YieldMax(TM) TSM Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
YieldMax Ultra Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
YieldMax Ultra Option Income Strategy ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
YieldMax Ultra Option Income Strategy ETF | ProShares UltraPro QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
YieldMax Ultra Option Income Strategy ETF | Direxion Daily Small Cap Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax Ultra Option Income Strategy ETF | NuScale Power Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax Ultra Option Income Strategy ETF | MARA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax Ultra Option Income Strategy ETF | Unity Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax Ultra Option Income Strategy ETF | Redfin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax Ultra Option Income Strategy ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax Ultra Option Income Strategy ETF | MicroStrategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax Ultra Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
YieldMax Ultra Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax Ultra Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax Ultra Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
YieldMax Ultra Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
YieldMax Ultra Option Income Strategy ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
YieldMax Ultra Option Income Strategy ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
YieldMax XOM Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
YieldMax XOM Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
YieldMax XOM Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
YieldMax XOM Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
YieldMax XOM Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 11/15/2024; Exercise Price: $115.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 11/01/2024; Exercise Price: $124.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 11/08/2024; Exercise Price: $122.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 11/01/2024; Exercise Price: $125.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 11/08/2024; Exercise Price: $119.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[23]
YieldMax XOM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax XOM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax XOM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%
YieldMax XOM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
YieldMax XOM Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMaxTM Bitcoin Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
YieldMaxTM Bitcoin Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
YieldMaxTM Bitcoin Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
YieldMaxTM Bitcoin Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
YieldMaxTM Bitcoin Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMaxTM Bitcoin Option Income Strategy ETF | ProShares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $26.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMaxTM Bitcoin Option Income Strategy ETF | ProShares Bitcoin ETF, Expiration: 11/08/2024; Exercise Price: $21.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMaxTM Bitcoin Option Income Strategy ETF | Proshares Bitcoin ETF, Expiration: 11/15/2024; Exercise Price: $26.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.60%)
YieldMaxTM Bitcoin Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMaxTM Bitcoin Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.60%)
YieldMaxTM Bitcoin Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
YieldMaxTM Bitcoin Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMaxTM Bitcoin Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Yieldmax TSLA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Yieldmax META Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax MSFT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Yieldmax AMZN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax NVDA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax AAPL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
YieldMaxTM Universe Fund of Option Income ETFs | Yieldmax TSLA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMaxTM Universe Fund of Option Income ETFs | Yieldmax META Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMaxTM Universe Fund of Option Income ETFs | First American Government Obligations Fund - Class X, 4.78% [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax MRNA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax JPM Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax NFLX Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax ABNB Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax PYPL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax BABA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMaxTM Universe Fund of Option Income ETFs | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[24]
YieldMaxTM Universe Fund of Option Income ETFs | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMaxTM Universe Fund of Option Income ETFs | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
YieldMaxTM Universe Fund of Option Income ETFs | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
YieldMaxTM Universe Fund of Option Income ETFs | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
YieldMaxTM Short N100 Option Income Strategy ETF | U.S. Treasury Note/Bond - 0.75%, 11/15/2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
YieldMaxTM Short N100 Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
YieldMaxTM Short N100 Option Income Strategy ETF | U.S. Treasury Note/Bond - 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
YieldMaxTM Short N100 Option Income Strategy ETF | U.S. Treasury Note/Bond - 2.63%, 04/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
YieldMaxTM Short N100 Option Income Strategy ETF | First American Government Obligations Fund - Class X, 4.78% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $450.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $645.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $600.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/15/2024; Exercise Price: $585.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 11/01/2024; Exercise Price: $489.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMaxTM Short N100 Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
YieldMaxTM Short N100 Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMaxTM Short N100 Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
YieldMaxTM Short N100 Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
YieldMaxTM Short N100 Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMaxTM Short N100 Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	Less than 0.05% of net assets.
[2]	Less than -0.05% of net assets.
[3]	Less than 0.05% of net assets.
[4]	Less than -0.05% of net assets.
[5]	Less than 0.05% of net assets.
[6]	Less than -0.05% of net assets.
[7]	Less than 0.05% of net assets.
[8]	Less than 0.05% of net assets.
[9]	Less than -0.05% of net assets.
[10]	Less than -0.05% of net assets.
[11]	Less than 0.05% of net assets.
[12]	Less than 0.05% of net assets.
[13]	Less than 0.05% of net assets.
[14]	Less than -0.05% of net assets.
[15]	Less than 0.05% of net assets.
[16]	Less than 0.05% of net assets.
[17]	Less than 0.05% of net assets.
[18]	Less than -0.05% of net assets.
[19]	Less than 0.05% of net assets.
[20]	Less than -0.05% of net assets.
[21]	Less than 0.05% of net assets.
[22]	Less than 0.05% of net assets.
[23]	Less than -0.05% of net assets.
[24]	Less than -0.05% of net assets.
[25]	Less than 0.05% of net assets.
[26]	Less than 0.05% of net assets.
[27]	Less than 0.05% of net assets.